Equity (Details 1) - Stock Options [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life	5 years	5 years
Expected dividend yield	0.00%	0.00%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	1.73%	0.58%
Expected volatility in market price of shares	87.00%	84.00%
Expected forfeiture rate	0.00%	0.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	3.41%	1.46%
Expected volatility in market price of shares	91.00%	87.00%
Expected forfeiture rate	15.00%	15.00%